Label	Element	Value
MFS® Global Alternative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000764719_SupplementTextBlock
SUPPLEMENT TO PROSPECTUS

The date of this supplement is December 18, 2015.

MFS® Global Alternative Strategy Fund

Effective immediately, all references to "UBS Global Asset Management (Americas), Inc." are hereby replaced by "UBS Asset Management (Americas), Inc."

Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Global Alternative Strategy Fund